Joint ventures and associate investments	12 Months Ended
Dec. 31, 2022
Joint ventures and associate investments
Joint ventures and associate investments

17. Joint ventures and associate investments

The Group holds certain of its capital provision assets through joint ventures that are accounted for at fair value through profit or loss. See note 15 (Fair value of assets and liabilities) to the Group’s consolidated financial statements for additional information with respect to the Group’s valuation of its capital provision assets.

The table below sets forth the fair value of the Group’s interest in joint ventures and associate investments, which are included in capital provision assets in the Group’s consolidated statements of financial position.

	At December 31,
($ in thousands)	2022	2021	2020
		(as restated)
Interest in joint ventures	174,337	178,866	153,493
Interest in companies with associate investments	1,359	2,380	3,160

None of these joint ventures or equity method investments is individually material to the Group, and there are no significant restrictions on the ability of the joint ventures to make cash distributions or repayment of advances to the Group.

The table below sets forth the fair value of the Group’s share of commitments for the joint ventures and associate investments, which are included in the commitment amounts relating to asset agreements. See note 21 (Financial commitments and contingent liabilities) to the Group’s consolidated financial statements for additional information with respect to the Group’s commitments and contingencies.

	At December 31,
($ in thousands)	2022	2021	2020
Commitments for joint ventures	146,275	84,590	116,029
Commitments for associate investments	14,651	16,402	16,242